OTHER RECEIVABLE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER RECEIVABLE

NOTE 5 – OTHER RECEIVABLES

	December 31, 2025	December 31, 2024
Income tax advances	$26,764	$66,444
Interest receivable (*)	500,927	134,823
Due from shareholders	1,300	1,025
	$528,991	$202,292

(*)	The interest receivable balance relates to deposits with immediate liquidity, and the related interest income is measured using the effective interest method.